Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	MAGELLAN MIDSTREAM PARTNERS LP
Entity Central Index Key	0001126975
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes